UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       8-11-03
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     139
                                            -------------------------

Form 13F Information Table Value Total:     $217,284
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Allen Telecom Inc. 3.87 Pfd   pfrd 018091207  293       2500  SH        SOLE           2500
3M Company                     com 604059105 1290      10000  SH        SOLE           10000
Alliant Techsystems Inc.       com 018804104  213       4100  SH        SOLE           4000
Alltel Corporation             com 020039103 2372      49200  SH        SOLE           49200
American International Group   com 026874107  684      12399  SH        SOLE           12399
American Physicians
 Capital, Inc.                 com 028884104  551      22500  SH        SOLE           22500
Ametek Inc.                    com 031100100  231       5800  SH        SOLE           5800
Anadarko Petroleum Corporation com 032511107 1107      24900  SH        SOLE           24900
AptarGroup, Inc.               com 038336103  209       5800  SH        SOLE           5800
Automatic Data Processing,Inc. com 053015103 8480     250440  SH        SOLE           250440
BB&T Corporation               com 066821109 2264      66000  SH        SOLE           66000
Beckman Coulter, Inc.          com 075811109 2247      55300  SH        SOLE           55300
Bed Bath and Beyond Inc.       com 075896100  202       5200  SH        SOLE           5200
Bell South Corp.               com 079860102  293      11000  SH        SOLE           11000
Berkshire Hathaway CLB         com 084670207 1053        433  SH        SOLE           433
Boston Scientific Corporation  com 101137107  917      15000  SH        SOLE           15000
Briggs & Stratton Corp.        com 109043109  364       7200  SH        SOLE           7200
Brookstone Inc.                com 114537103 7720     386000  SH        SOLE           386000
Brunswick Corporation          com 117043109 2019      80700  SH        SOLE           80700
CGX Energy Inc.                com 125405100    7      40000  SH        SOLE           0      40000
Cable Design Technologies
  Corporation                  com 126924109 1466     205000  SH        SOLE           205000
Century Telephone Enterprises  com 156700106 2091      60000  SH        SOLE           60000
Champion Enterprises, Inc.     com 158496109 9590    1851500  SH        SOLE           1851500
Charles Schwab Corp.           com 808513105  102      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100  234       7502  SH        SOLE           7502
Citigroup Inc.                 com 172967101  208       4858  SH        SOLE           4666   192
Clarcor Inc.                   com 179895107  231       6000  SH        SOLE           6000
Coach Inc.                     com 189754104 1507      30300  SH        SOLE           30300
Comerica Inc.                  com 200340107 2716      58400  SH        SOLE           58400
Concord EFS, Inc.              com 206189102 1107      75240  SH        SOLE           75240
Convergys Corporation          com 212485106  437      27300  SH        SOLE           27300
Countrywide Financial
  Corporation                  com 222372104 1044      15000  SH        SOLE           15000
Courier Corporation            com 222660102 1416      27500  SH        SOLE           27500
Craftmade International,Inc.   com 22413E104 4862     270000  SH        SOLE           270000
DeVRY Inc.                     com 251893103 1651      70900  SH        SOLE           70900
Diamond Offshore Drilling, Inc.com 25271C102 4570     217700  SH        SOLE           217200 500
Dollar Tree Stores, Inc.       com 256747106 2691      84700  SH        SOLE           84700
Dover Corporation              com 260003108 4743     158300  SH        SOLE           158300
Dwyer Group, Inc.              com 267455103  659      10000  SH        SOLE           10000
Electro Rent Corporation       com 285218103  268      25000  SH        SOLE           25000
Eli Lilly & Company            com 532457108 3358      48700  SH        SOLE           48700
Emerson Electric Co.           com 291011104  450       8800  SH        SOLE           8800
Esterline Technologies Corp.   com 297425100 2864     164500  SH        SOLE           164500
Ethan Allen Interiors Inc.     com 297602104  826      23500  SH        SOLE           23500
Excelon Corporation            com 30161n101  209       3500  SH        SOLE           3500
Expeditors International       com 302130109  227       6600  SH        SOLE           6600
Exxon Mobil Corporation        com 302290101 2137      59520  SH        SOLE           59520
FactSet Research Systems Inc.  com 303075105  251       5700  SH        SOLE           5700
Fifth Third Bancorp            com 316773100  666      11600  SH        SOLE           11600
First Health Group Corp.       com 320960107 4204     152200  SH        SOLE           152200
Fleetwood Enterprises Inc.     com 339099103 2700     364800  SH        SOLE           364800
Forest Oil Corporation         com 346091606 1540      61300  SH        SOLE           61300
Fortune Brands Inc.            com 349631101 2254      43180  SH        SOLE           43180
Furniture Brands International com 360921100  587      22500  SH        SOLE           22500
Gallagher & Co., (Arthur J.)   com 363576109  212       7800  SH        SOLE           7800
General Dynamics Corporation   com 369550108 3168      43700  SH        SOLE           43700
Gentex Corporation             com 371901109  613      20000  SH        SOLE           20000
Genuine Parts Company          com 372460105 6114     191000  SH        SOLE           191000
Graco Inc.                     com 384109104 1581      49400  SH        SOLE           49400
Guidant Corp.                  com 401698105  209       4700  SH        SOLE           4700
H & R Block, Inc.              com 093671105 3763      87000  SH        SOLE           87000
Harris Corporation             com 413875105 1911      63600  SH        SOLE           63600
Health Care Property           com 421915109 2623      61950  SH        SOLE           61950
Hector Communications Corp.    com 422730101 2250     180000  SH        SOLE           180000
Hewlett-Packard Company        com 428236103  280      13137  SH        SOLE           0      13137
Hibbett Sporting Goods, Inc.   com 428565105 3449     104700  SH        SOLE           104700
Hillenbrand Industries, Inc.   com 431573104 1261      25000  SH        SOLE           25000
Host Marriott Corp.            com 44107P104  411      44900  SH        SOLE           44900
Hot Topic Inc.                 com 441339108  944      35000  SH        SOLE           35000
Huntington Bancshares Inc.     com 446150104  449      23000  SH        SOLE           23000
I. Gordon Corporation          com 382784106  192      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 1903     353800  SH        SOLE           353800
Investment Technology
  Group Inc.                   com 46145f105 1916     103000  SH        SOLE           103000
Johnson Controls, Inc.         com 478366107  251       2928  SH        SOLE           2928
Jones Apparel Group Inc.       com 480074103 2993     102300  SH        SOLE           102300
K-Swiss Inc. - Class A         com 482686102  732      21200  SH        SOLE           21200
KB Home                        com 48666k109  229       3700  SH        SOLE           3700
Kaydon Corporation             com 486587108 1186      57000  SH        SOLE           57000
Kellogg Corporation            com 487836108  213       6200  SH        SOLE           6200
Layne Christensen Company      com 521050104 1417     175500  SH        SOLE           175500
Leggett & Platt, Inc.          com 524660107 2126     103700  SH        SOLE           103700
Leucadia National Corporation  com 527288104  601      16200  SH        SOLE           16200
Lincare Holdings Inc.          com 532791100  964      30500  SH        SOLE           30500
Littelfuse, Inc.               com 537008104  857      39000  SH        SOLE           39000
MBIA Inc.                      com 55262C100 1131      23200  SH        SOLE           23200
Manor Care, Inc.               com 564055101 2826     113000  SH        SOLE           113000
Maritrans Inc.                 com 570363101  549      37500  SH        SOLE           37500
Maxwell Shoe Inc. Cl A         com 577766108 3347     232400  SH        SOLE           232400
McCormick & Co. Inc.           com 579780206  217       8000  SH        SOLE           8000
Merck & Co., Inc.              com 589331107  206       3400  SH        SOLE           3400
Mettler-Toledo Intl Inc.       com 592688105  213       5800  SH        SOLE           5800
Mohawk Industries Inc.         com 608190104 1999      36000  SH        SOLE           36000
Monaco Coach Corporation       com 60886R103 2940     191800  SH        SOLE           191800
Morgan Stanley
  Dean Witter & Co.            com 617446109  325       7600  SH        SOLE           1000   6600
NDCHealth Corporation          com 639480102  350      19100  SH        SOLE           19100
National City Corporation      com 635405103  419      12800  SH        SOLE           12800
National Dentex Corporation    com 63563h109  307      15000  SH        SOLE           15000
Nautica Enterprises, Inc.      com 639089101  289      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  232      49600  SH        SOLE           19600
Neogen Corporation             com 640491106 2888     170000  SH        SOLE           170000
Nobel Learning
  Communities, Inc.            com 654889104  183      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105  439      12900  SH        SOLE           12900
PICO Holdings, Inc.            com 693366205  585      45000  SH        SOLE           45000
Patterson-UTI Energy, Inc.     com 703414102  254       5600  SH        SOLE           5600
PepsiCo Inc.                   com 713448108  214       4800  SH        SOLE           4800
Plum Creek Timber Company, Inc.com 729251108  441      17000  SH        SOLE           17000
Polaris Industries Inc.        com 731068102 4605      75000  SH        SOLE           75000
Prima Energy Corp.             com 741901201  970      46400  SH        SOLE           46400
ProQuest Company               com 74346P102 4205     163000  SH        SOLE           163000
Pulte Homes Inc.               com 745867101 1745      28300  SH        SOLE           16500  11800
Ross Stores, Inc.              com 778296103 9541     222100  SH        SOLE           222100
Ryans Family Steak Houses Inc. com 783519101  411      30000  SH        SOLE           30000
SEI Investments Co.            com 784117103  243       7600  SH        SOLE           7600
STERIS Corporation             com 859152100  473      20500  SH        SOLE           20500
ScanSource Inc.                com 806037107 2474      92500  SH        SOLE           92500
Schering-Plough                com 806605101  384      20650  SH        SOLE           20650
Sears Roebuck & Co.            com 812387108  336      10000  SH        SOLE           10000
Simpson Manufacturing Co., Inc.com 829073105 1647      45000  SH        SOLE           45000
Snap-on Incorporated           com 833034101 2529      87100  SH        SOLE           87100
Sparton Corp.                  com 847235108 1049     120540  SH        SOLE           120540
Strayer Education, Inc.        com 863236105  310       3900  SH        SOLE           3900
Stryker Corp.                  com 863667101  472       6800  SH        SOLE           6800
Sungard Data Systems, Inc.     com 867914103 1840      71000  SH        SOLE           71000
Synovus Financial Corp.        com 87161c105 1655      77000  SH        SOLE           77000
TJX Companies, Inc.            com 872540109 1206      64000  SH        SOLE           64000
Tech Data Corporation          com 878237106  268      10000  SH        SOLE           10000
Teleflex Inc.                  com 879369106 2225      52300  SH        SOLE           52300
The Stanley Works              com 854616109 1181      42800  SH        SOLE           42800
Theragenics Corporation        com 883375107  322      75000  SH        SOLE           75000
Toll Brothers Inc.             com 889478103 1365      48200  SH        SOLE           48200
Toys "R" Us, Inc.              com 892335100 2909     240000  SH        SOLE           240000
Tractor Supply Company         com 892356106  961      20300  SH        SOLE           20300
Unico American Corporation     com 904607108 2004     520445  SH        SOLE           520445
Velcro Industries N.V.         com 922571104  756      67000  SH        SOLE           67000
Washington Mutual Inc.         com 939322103  512      12400  SH        SOLE           12400
Washington Real Estate
  Investment Trust             com 939653101 2135      78500  SH        SOLE           78500
Waters Corporation             com 941848103 4157     142700  SH        SOLE           142700
Weyco Group, Inc.              com 962149100  690      15000  SH        SOLE           15000

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